INCOME TAXES - Schedule Of Components Of Income Taxes In Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Revaluation of property, plant and equipment	$ 120	$ 1,187
Financial contracts and power sale agreements	(29)	315
Income tax relating to marketable securities measured at fair value through other comprehensive income	76	(127)
Foreign currency translation	(72)	87
Revaluation of pension obligation	5	61
Total deferred tax in other comprehensive income	$ 100	$ 1,523